Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies And Commitments [Abstract]
Summary of indemnities and other performance guarantees	Contingent liabilities - subsidiaries, joint operations, joint ventures and associates

	2024 US$m	2023 US$m
Contingent liabilities, indemnities and other performance guarantees(a)	192	435
(a)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Summary of capital commitments

	2024 US$m	2023 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	4,559	3,662
Between 1 and 3 years	602	597
Between 3 and 5 years	313	27
After 5 years	82	99
Total	5,556	4,385

Group's share of joint venture capital commitments
Within 1 year	1,280	128
Between 1 and 3 years	271	99
Total	1,551	227

Summary of aggregate amount of future payment commitments under purchase obligations outstanding	The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December is shown in the table below.

	2024 US$m	2023 US$m
Within 1 year	3,160	2,927
Between 1 and 2 years	1,461	1,663
Between 2 and 3 years	1,364	1,496
Between 3 and 4 years	851	1,147
Between 4 and 5 years	614	948
After 5 years	4,905	6,365
Total	12,355	14,546